Income (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Income (Loss) Per Share [abstract]
INCOME (LOSS) PER SHARE

Note 24: - Income (loss) Per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2022		2021		2020
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	44,815,248	(2,321)	44,771,766	$(2,230)	44,140,771	$17,140
Effect of potential dilutive ordinary shares	41,328		130,177	-	449,107	-

For the computation of diluted income (loss)	44,856,576	(2,321)	44,901,943	$(2,230)	44,589,878	$17,140

b.	The computation of the diluted income per share for the years ending December 31, 2022, 2021 and 2020 considered the options and RSs due to their dilutive effect.